Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Assets and Liabilities Measured at Fair Value

fair value based on expected cash flows discounted to net present value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
	Level 1	Level 2	Level 1	Level 2
Derivative financial instrument (current asset)	22	211	374	1,543
Derivative financial instrument (non-current asset)	—	10,137	—	14,729
Derivative financial instrument (current liability)	26	3,921	—	264
Derivative financial instrument (non-current liability)	—	1,769	—	6,403

Fair Value of Company's Publicly Traded Debt

The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2017 and 2016, which is considered to be level 1 in the fair value hierarchy.

	2017		2016
Carrying value	Ps.	131,348	Ps.	139,248
Fair value		136,147		140,284

Disclosure of Outstanding Interest Rate Swap Agreements

At December 31, 2017, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount	Fair Value Liability December 31, 2017	Fair Value Asset December 31, 2017
2019	4,089	(35)	—
2020	3,669	(17)	—
2021	3,709	(103)	—
2022	875	(34)	—
2023	13,328	(77)	984

At December 31, 2016, the Company has the following outstanding interest rate swap agreements:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2016		Fair Value Asset December 31, 2016
2017	Ps.	1,250	Ps.	—	Ps.	10
2019		77		(4)		—
2021		727		(87)		—
2022		929		(35)		—
2023		13,261		(73)		1,028

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency

At December 31, 2017, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2017		Fair Value Asset December 31, 2017
2018	Ps.	7,739	Ps.	(20)	Ps.	172

At December 31, 2016, the Company had the following outstanding forward agreements to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2016		Fair Value Asset December 31, 2016
2017	Ps.	8,265	Ps.	(247)	Ps.	364

At December 31, 2017, the Company paid a net premium of Ps. 7 millions for the following outstanding collar options to purchase foreign currency:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2017		Fair Value Asset December 31, 2017
2018	Ps.	266	Ps.	(5)	Ps.	17

Disclosure of Outstanding Cross Currency Swap Agreements

At December 31, 2017, the Company had the following outstanding cross currency swap agreements:

Maturity Date	Notional Amount	Fair Value Liability 2017	Fair Value Asset December 31, 2017
2018	24,760	(3,878)	—
2019	6,263	(205)	—
2020	18,428	(927)	567
2021	4,853	(12)	24
2023	14,446	—	8,336
2026	888	(192)	—
2027	6,907	—	51

At December 31, 2016, the Company had the following outstanding cross currency swap agreements:

Maturity Date	Notional Amount		Fair Value Liability 2016		Fair Value Asset December 31, 2016
2017	Ps.	2,707	Ps.	(10)	Ps.	1,165
2018		39,262		(4,837)		3,688
2019		7,022		(265)		—
2020		19,474		(842)		798
2021		5,076		(128)		28
2023		12,670		—		9,057
2026		925		(131)		—
2027		5,476		—		125

Disclosure of Fair Value of Commodity Price Contracts

At December 31, 2017, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2017
2018	Ps.	992	Ps.	(7)
2019		150		3

At December 31, 2016, Coca-Cola FEMSA had the following sugar price contracts:

Maturity Date	Notional Amount		Fair Value Asset December 31, 2016
2017	Ps.	572	Ps.	370

At December 31, 2016, Coca-Cola FEMSA had the following aluminum price contracts:

Maturity Date	Notional Amount		Fair Value Liability December 31, 2016
2017	Ps.	74	Ps.	5

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria

Net effects of expired contracts that met hedging criteria

Type of Derivatives	Impact in Consolidated Income Statement	2017	2016	2015
Cross currency swap (1)	Interest expense	2,102	—	2,595
Cross currency swap (1)	Foreign exchange	—	—	(10,911)
Forward agreements to purchase foreign currency	Foreign exchange	1(40)	160	(180)
Commodity price contracts	Cost of goods sold	(6)	(241)	619
Options to purchase foreign currency	Cost of goods sold	—	—	(21)
Forward agreements to purchase foreign currency	Cost of goods sold	689	(45)	(523)

(1)	This amount corresponds to the settlement of cross currency swaps portfolio in Brazil presented as part of the other financial activities.

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes

Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2017		2016		2015
Interest rate swaps	Market value	Ps.	—	Ps.	—	Ps.	—
Cross currency swaps	gain (loss) on		—		—		(20)
Others	financial instruments		—		—		56

20.10 Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2017		2016		2015
Cross-currency swaps	Market value gain on financial instruments	Ps.	(438)	Ps.	—	Ps.	204

Summary of Sensitivity Analysis of Interest Rate Risks Management

The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

Interest Rate Swap (1)	Change in Bps.		Effect on Equity
2017
FEMSA(2)	(100 Bps.	)	Ps. (452)
Coca-Cola FEMSA	(100 Bps.	)	(234)
2016
FEMSA(2)	(100 Bps.	)	Ps. (550)
2015
FEMSA(2)	(100 Bps.	)	Ps. (542)

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2017		2016		2015
Change in interest rate	+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(251)	Ps.	(354)	Ps.	(192)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities

The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2017.

	2018		2019		2020		2021		2022		2023 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	9,961	Ps.	7,828	Ps.	10,939	Ps.	3,574	Ps.	2,532	Ps.	97,602
Loans from banks		4,915		1,239		1,480		4,917		766		414
Obligations under finance leases		49		39		33		16		—		—
Derivative financial liabilities		(3,452)		26		654		190		236		(4,831)

Market risk [member]
Disclosure of Sensitivity Analysis of Market Risks Management

The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period of time, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

Foreign Currency Risk	Change in Exchange Rate	Effect on Equity
2017
FEMSA (1)	+13% MXN/EUR	Ps.	(141)
	+8% CLP/USD		2
	-13% MXN/EUR		141
	-8% CLP/USD		(2)
Coca-Cola FEMSA	+12% MXN/USD		626
	+9% COP/USD		73
	+14% BRL/USD		234
	+10% ARS/USD		29
	-12% MXN/USD		(625)
	-9% COP/USD		(73)
	-14% BRL/USD		(234)
	-10% ARS/USD		(29)
2016
FEMSA (1)	-17% MXN/EUR	Ps.	293
	+17% MXN/EUR		(293)
	+11% CLP/USD		12
	-11% CLP/USD		(12)
Coca-Cola FEMSA	-18% BRL/USD		(203)
	+18% BRL/USD		203
	-17% MXN/USD		(916)
	+17% MXN/USD		916
	-18% COP/USD		(255)
	+18% COP/USD		255
2015
FEMSA (1)	-14% MXN/EUR		319
	+14% MXN/EUR	Ps.	(319)
	+10% CLP/USD		9
	-10% CLP/USD		(9)
	-11% MXN/USD		197
Coca-Cola FEMSA	+11% MXN/USD		(197)
	+21% BRL/USD		(387)
	+17% COP/USD		(113)
	-36% ARS/USD		231
	+36% ARS/USD		(231)
	-21% BRL/USD		387
	-17% COP/USD		113
	+17% COP/USD		(113)

(1)	Does not include Coca-Cola FEMSA.

Cross Currency Swaps (1) (2)	Change in Exchange Rate	Effect on Equity		Effect on Profit or Loss
2017
FEMSA (3)	+8% CLP/USD		—		373
	-8% CLP/USD		—		(373)
	+12% MXN/USD		—		3,651
	-12% MXN/USD	Ps.	—	Ps.	(3,651)
	+9% COP/USD		—		304
	-9% COP/USD		—		(304)
	+14% MXN/BRL		—		23
	-14% MXN/BRL		—		(23)
Coca-Cola FEMSA	+12% MXN/USD		3,540		—
	+14% BRL/USD		7,483		—
	-12% MXN/USD		(3,540)		—
	-14% BRL/USD		(7,483)		—
2016
	-11% CLP/USD		—		(549)
	+11% CLP/USD		—		549
	-17% MXN/USD		—		(3,836)
FEMSA (3)	+17% MXN/USD	Ps.	—	Ps.	3,836
	-18% COP/USD		—		(448)
	+18% COP/USD		—		448
Coca-Cola FEMSA	+17% MXN/USD		3,687		1,790
	+18% BRL/USD		9,559		—
	-17% MXN/USD		(3,687)		(1,790)
	-18% BRL/USD		(9,559)		—
2015
FEMSA (3)	-11% MXN/USD	Ps.	—	Ps.	(2,043)
	+11% MXN/USD		—		2,043
Coca-Cola FEMSA	-11% MXN/USD		—		(938)
	+11% MXN/USD		—		938
	-21% BRL/USD		(4,517)		(1,086)
	+21% BRL/USD		4,517		1,086

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(3)	Does not include Coca-Cola FEMSA.

Net Cash in Foreign Currency (1)	Change in Exchange Rate	Effect on Profit or Loss
2017
FEMSA (2)	+13% EUR/ +12% USD	Ps.	8,077
	-13% EUR/ -12% USD		(8,077)
Coca-Cola FEMSA	+12% USD		(553)
	-12% USD		553
2016
FEMSA (2)	+17% EUR/ +17% USD	Ps.	3,176
	-17% EUR/ -17% USD		(3,176)
Coca-Cola FEMSA	+17% USD		(105)
	-17% USD		105
2015
FEMSA (2)	+14% EUR/ +11%USD	Ps.	504
	-14% EUR/ -11%USD		(504)
Coca-Cola FEMSA	+11%USD		(1,112)
	-11%USD		1,112

(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Commodity Price Contracts (1)	Change in U.S.$ Rate	Effect on Equity
2017
Coca-Cola FEMSA	Sugar - 30%	Ps.	(32)
2016
Coca-Cola FEMSA	Sugar - 33%	Ps.	(310)
	Aluminum - 16%		(13)
2015
Coca-Cola FEMSA	Sugar - 31%	Ps.	(406)
	Aluminum - 18%		(58)

(1)	Effects on commodity price contracts are only in Coca-Cola FEMSA.